Debt and Capital Structure - Schedule of Long-Term Debt (Detail) - CAD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Net Debt Premiums (Discounts) and Transaction Costs	$ 84	$ 154
Long-Term Debt	7,224	8,691
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	7,140	8,537
Long-Term Debt | Revolving Term Debt
Disclosure of detailed information about borrowings [line items]
Revolving Term Debt	0	0
Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	5,140	6,537
Long-Term Debt | Canadian Dollar Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	$ 2,000	$ 2,000